GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.11%
$ 50,000	Ally Auto Receivables Trust Series 2019-4 Class A3 1.84%, 06/17/2024	$ 51,010
10,000	American Credit Acceptance Receivables Trust(b) Series 2019-3 Class D 2.89%, 09/12/2025	10,132
	Americredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	5,296
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	10,307
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	5,006
5,000	AmeriCredit Automobile Receivables Trust Series 2020-2 Class D 2.13%, 03/18/2026	5,041
36,484	ARL Second LLC(b) Series 2014-1A Class A1 2.92%, 06/15/2044	36,235
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2013-2A Class CR
25,000	1.92%, 01/18/2029 3-mo. LIBOR + 1.65%	23,594
	Series 2016-3A Class A1R
24,853	1.29%, 10/20/2029 3-mo. LIBOR + 1.02%	24,326
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	5,097
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	4,947
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	16,321
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	5,028
22,000	Carvana Auto Receivables Trust(b) Series 2019-1A Class A3 3.08%, 11/15/2022	22,154
20,000	Discover Card Execution Note Trust Series 2018-A5 Class A5 3.32%, 03/15/2024	20,672
	Drive Auto Receivables Trust
	Series 2018-3 Class D
5,000	4.30%, 09/16/2024	5,175
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	5,038
	Series 2020-1 Class D
5,000	2.70%, 05/17/2027	5,050
10,000	DT Auto Owner Trust(b) Series 2019-4A Class D 2.85%, 07/15/2025	10,131
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 20,000	Exeter Automobile Receivables Trust(b) Series 2019-4A Class D 2.58%, 09/15/2025	$ 20,032
	Flagship Credit Auto Trust(b)
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	10,184
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	14,961
	Ford Credit Auto Owner Trust
	Series 2019-C Class A3
10,000	1.87%, 03/15/2024	10,257
	Series 2020-B Class A3
35,000	0.56%, 10/15/2024	35,115
10,000	GLS Auto Receivables Trust(b) Series 2020-1A Class C 2.72%, 11/17/2025	10,089
20,000	GM Financial Consumer Automobile Receivables Trust Series 2019-4 Class A3 1.75%, 07/16/2024	20,459
25,000	Greenwood Park Ltd(b)(c) Series 2018-1A Class A1 1.30%, 04/15/2031 3-mo. LIBOR + 1.03%	24,425
15,000	Honda Auto Receivables Owner Trust Series 2019-4 Class A3 1.83%, 01/18/2024	15,400
10,266	M360 Advisors LLC(b) Series 2018-CRE1 Class A 4.40%, 07/24/2028	10,228
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-1 Class A1
27,836	2.75%, 11/25/2058	28,286
	Series 2017-2 Class A1
42,144	2.75%, 07/25/2059	43,232
	Nissan Auto Receivables Owner Trust
	Series 2019-C Class A3
5,000	1.93%, 07/15/2024	5,142
	Series 2020-B Class A3
25,000	0.55%, 07/15/2024	25,071
15,000	Santander Consumer Auto Receivables Trust(b) Series 2020-AA Class C 3.71%, 02/17/2026	15,822
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
10,000	2.68%, 10/15/2025	10,185
	Series 2020-1 Class D
15,000	5.35%, 03/15/2028	16,011

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2020-2 Class D
$ 10,000	2.22%, 09/15/2026	$ 10,073
30,000	Sound Point VIII-R Ltd(b)(c) Series 2015-1RA Class A 1.63%, 04/15/2030 3-mo. LIBOR + 1.36%	29,416
	Towd Point Mortgage Trust(b)(d)
	Series 2017-2 Class A1
30,733	2.75%, 04/25/2057	31,369
	Series 2018-3 Class A1
17,925	3.75%, 05/25/2058	19,308
	Toyota Auto Receivables Owner Trust
	Series 2019-D Class A3
25,000	1.92%, 01/16/2024	25,629
	Series 2020-C Class A3
10,000	0.44%, 10/15/2024	9,998
5,000	Tricon American Homes Trust(b) Series 2019-SFR1 Class D 3.20%, 03/17/2038	5,127
25,000	Venture 32 Ltd(b)(c) Series 2018-32A Class C 2.22%, 07/18/2031 3-mo. LIBOR + 1.95%	22,691
3,962	VOLT LXXXIII LLC(b)(e) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	3,940
10,000	Westlake Automobile Receivables Trust(b) Series 2019-3A Class D 2.72%, 11/15/2024	10,146
TOTAL ASSET-BACKED SECURITIES — 6.11% (Cost $742,789)		$753,156
CORPORATE BONDS AND NOTES
Basic Materials — 1.39%
10,000	Allegheny Technologies Inc(f) 5.88%, 12/01/2027	9,475
30,000	ArcelorMittal SA 4.55%, 03/11/2026	32,566
5,000	FMC Corp 3.45%, 10/01/2029	5,635
	Freeport-McMoRan Inc
5,000	4.38%, 08/01/2028	5,301
5,000	4.63%, 08/01/2030(f)	5,350
	Glencore Funding LLC(b)
5,000	4.00%, 03/27/2027	5,504
10,000	3.88%, 10/27/2027	10,942
35,000	4.88%, 03/12/2029(f)	41,407
10,000	LYB International Finance III LLC 4.20%, 10/15/2049	11,482
5,000	Newcrest Finance Property Ltd(b) 3.25%, 05/13/2030	5,540
	Steel Dynamics Inc
15,000	3.45%, 04/15/2030	16,783
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 20,000	3.25%, 01/15/2031	$ 21,874
		171,859
Communications — 6.28%
20,000	Amazon.com Inc 2.50%, 06/03/2050	21,779
	AT&T Inc
5,000	4.35%, 03/01/2029	5,974
5,000	4.30%, 02/15/2030	6,005
10,000	4.35%, 06/15/2045	11,835
95,000	4.50%, 03/09/2048	116,091
5,000	4.55%, 03/09/2049	6,123
	Booking Holdings Inc
10,000	4.50%, 04/13/2027	11,803
15,000	4.63%, 04/13/2030	18,269
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
5,000	5.50%, 05/01/2026	5,289
50,000	5.13%, 05/01/2027	53,047
10,000	4.50%, 08/15/2030	10,599
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	5.13%, 07/01/2049	12,263
55,000	4.80%, 03/01/2050	66,179
15,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	14,700
	CommScope Inc(b)
10,000	6.00%, 03/01/2026	10,669
5,000	7.13%, 07/01/2028	5,293
25,000	Cox Communications Inc(b) 4.80%, 02/01/2035	32,141
25,000	Discovery Communications LLC 3.95%, 03/20/2028	28,612
	Expedia Group Inc
25,000	6.25%, 05/01/2025(b)	27,319
10,000	7.00%, 05/01/2025(b)	10,826
10,000	4.63%, 08/01/2027(b)	10,274
5,000	3.80%, 02/15/2028	4,951
15,000	3.25%, 02/15/2030	14,176
	FOX Corp
5,000	3.05%, 04/07/2025	5,490
5,000	3.50%, 04/08/2030	5,690
	iHeartCommunications Inc
5,000	6.38%, 05/01/2026	5,262
5,000	8.38%, 05/01/2027	4,963
	Lamar Media Corp
5,000	5.00%, 05/01/2023	5,050
5,000	4.00%, 02/15/2030(b)	5,050
	Netflix Inc
5,000	5.88%, 11/15/2028	6,175
10,000	4.88%, 06/15/2030(b)	11,756
	Sirius XM Radio Inc(b)
5,000	5.38%, 07/15/2026	5,268

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 5,000	5.00%, 08/01/2027	$ 5,329
5,000	Sprint Communications Inc 7.00%, 08/15/2020	5,009
5,000	Sprint Corp 7.25%, 09/15/2021	5,287
35,000	Time Warner Cable LLC 4.50%, 09/15/2042	40,448
	T-Mobile USA Inc
5,000	4.50%, 02/01/2026	5,150
65,000	3.88%, 04/15/2030(b)	74,404
	Uber Technologies Inc(b)
10,000	7.50%, 05/15/2025	10,550
15,000	8.00%, 11/01/2026	15,743
	ViacomCBS Inc
5,000	4.20%, 06/01/2029	5,776
20,000	4.95%, 01/15/2031	24,156
20,000	4.20%, 05/19/2032	22,964
		773,737
Consumer, Cyclical — 3.69%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
5,000	5.75%, 04/15/2025	5,349
5,000	3.88%, 01/15/2028	5,194
	American Airlines Pass Through Trust
	Series 2016-1 Class B
6,187	5.25%, 01/15/2024	4,144
	Series 2013-1 Class A
54,474	4.00%, 07/15/2025	45,015
	Series 2017-2 Class B
3,989	3.70%, 10/15/2025	2,720
	Series 2016-3 Class B
23,371	3.75%, 10/15/2025	16,700
	Series 2019-1 Class B
24,337	3.85%, 02/15/2028	15,576
45,000	American Honda Finance Corp 1.95%, 05/20/2022	46,263
	AutoZone Inc
10,000	3.63%, 04/15/2025	11,271
15,000	4.00%, 04/15/2030	17,892
4,979	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	4,133
5,000	Delphi Technologies PLC(b) 5.00%, 10/01/2025	5,538
5,000	Dollar General Corp 3.50%, 04/03/2030	5,776
	Ford Motor Co
10,000	8.50%, 04/21/2023	11,102
10,000	9.00%, 04/22/2025	11,781
	General Motors Co
5,000	6.80%, 10/01/2027	6,088
35,000	5.20%, 04/01/2045	38,139
	General Motors Financial Co Inc
5,000	3.15%, 06/30/2022	5,139
5,000	4.15%, 06/19/2023	5,326
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 10,000	5.10%, 01/17/2024	$ 10,973
10,000	3.95%, 04/13/2024	10,664
5,000	Hyatt Hotels Corp 5.75%, 04/23/2030	5,691
2,932	Latam Airlines Pass Through Trust Series 2015-1 Class B 4.50%, 11/15/2023	1,644
5,000	Lennar Corp 4.75%, 11/29/2027	5,712
	Marriott International Inc
5,000	5.75%, 05/01/2025	5,550
5,000	4.63%, 06/15/2030	5,360
5,000	McDonald's Corp 3.63%, 09/01/2049	5,877
	PulteGroup Inc
5,000	4.25%, 03/01/2021	5,050
100,000	6.00%, 02/15/2035	118,500
5,000	Wyndham Destinations Inc(b) 6.63%, 07/31/2026	5,161
	Yum! Brands Inc(b)
5,000	7.75%, 04/01/2025	5,613
5,000	4.75%, 01/15/2030	5,425
		454,366
Consumer, Non-Cyclical — 4.55%
20,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.90%, 02/01/2046	25,649
	Anheuser-Busch InBev Worldwide Inc
10,000	4.60%, 04/15/2048	12,371
20,000	4.50%, 06/01/2050(f)	25,323
	Bausch Health Americas Inc(b)
5,000	9.25%, 04/01/2026	5,624
5,000	8.50%, 01/31/2027	5,563
10,000	Bausch Health Cos Inc(b) 6.25%, 02/15/2029	10,623
10,000	Cigna Corp 4.90%, 12/15/2048	14,095
25,000	CVS Health Corp 3.25%, 08/15/2029	28,155
10,000	Equifax Inc 3.10%, 05/15/2030	11,100
	HCA Inc
25,000	4.13%, 06/15/2029	29,257
5,000	3.50%, 09/01/2030	5,254
35,000	5.25%, 06/15/2049	46,432
10,000	IHS Markit Ltd 4.25%, 05/01/2029	11,861
	Kraft Heinz Foods Co
5,000	5.00%, 06/04/2042	5,595
10,000	5.20%, 07/15/2045	11,404
20,000	4.38%, 06/01/2046	20,828
20,000	4.88%, 10/01/2049(b)	22,089
5,000	4.88%, 10/01/2049	5,522
5,000	Lamb Weston Holdings Inc(b) 4.88%, 05/15/2028	5,619

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 10,000	Mylan Inc 5.40%, 11/29/2043	$ 12,968
20,000	Mylan NV 5.25%, 06/15/2046	26,224
	Tenet Healthcare Corp
125,000	5.13%, 05/01/2025	128,590
5,000	4.88%, 01/01/2026(b)	5,230
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.80%, 07/21/2023	9,698
15,000	3.15%, 10/01/2026	13,683
40,000	4.10%, 10/01/2046	34,128
	United Rentals North America Inc
5,000	5.25%, 01/15/2030	5,475
5,000	4.00%, 07/15/2030	5,175
15,000	Upjohn Inc(b) 4.00%, 06/22/2050	17,095
		560,630
Energy — 2.00%
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	16,957
20,000	3.70%, 11/15/2029(b)	21,199
15,000	Continental Resources Inc 3.80%, 06/01/2024	14,517
15,000	Diamondback Energy Inc 3.50%, 12/01/2029	15,017
75,000	Energy Transfer Operating LP 5.00%, 05/15/2050	74,393
25,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	20,030
55,000	Exxon Mobil Corp 1.90%, 08/16/2022	56,814
5,000	Occidental Petroleum Corp 3.50%, 06/15/2025	4,722
20,000	Sabine Pass Liquefaction LLC(b) 4.50%, 05/15/2030	22,977
		246,626
Financial — 7.85%
	Air Lease Corp
10,000	3.38%, 07/01/2025	10,169
10,000	3.00%, 02/01/2030	9,434
20,000	Aircastle Ltd 4.25%, 06/15/2026	18,791
	Ally Financial Inc
5,000	3.88%, 05/21/2024	5,341
5,000	4.63%, 03/30/2025	5,534
50,000	5.80%, 05/01/2025	57,946
15,000	5.75%, 11/20/2025	16,934
10,000	American Tower Corp REIT 2.10%, 06/15/2030	10,399
75,000	Bank of America Corp(c) 3.00%, 12/20/2023 3-mo. LIBOR + 0.79%	79,055
Principal Amount(a)		Fair Value
Financial — (continued)
$ 25,000	Brixmor Operating Partnership LP REIT 4.13%, 05/15/2029	$ 26,737
100,000	Citigroup Inc 3.50%, 05/15/2023	107,232
10,000	CNO Financial Group Inc 5.25%, 05/30/2029	11,413
	Crown Castle International Corp REIT
10,000	3.30%, 07/01/2030	11,304
20,000	2.25%, 01/15/2031	20,747
	Equinix Inc REIT
15,000	3.20%, 11/18/2029	16,830
10,000	2.15%, 07/15/2030	10,317
20,000	Fidelity & Guaranty Life Holdings Inc(b) 5.50%, 05/01/2025	21,984
20,000	Fidelity National Financial Inc 3.40%, 06/15/2030	21,733
20,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	20,844
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	10,200
10,000	6.25%, 05/15/2026	10,568
10,000	5.25%, 05/15/2027	10,300
	Iron Mountain Inc REIT(b)
5,000	5.00%, 07/15/2028	5,175
10,000	5.25%, 07/15/2030	10,487
30,000	JPMorgan Chase & Co(c) 4.49%, 03/24/2031 1-yr. SOFR + 3.79%	37,200
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
5,000	5.25%, 03/15/2022	4,900
5,000	5.25%, 10/01/2025	4,600
20,000	4.25%, 02/01/2027	16,900
125,000	Morgan Stanley 4.35%, 09/08/2026	146,472
15,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	16,317
5,000	Navient Corp 5.00%, 03/15/2027	4,788
	OneMain Finance Corp
25,000	8.88%, 06/01/2025	28,187
5,000	5.38%, 11/15/2029	5,276
50,000	Quicken Loans LLC(b) 5.25%, 01/15/2028	54,003
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	10,479
15,000	Santander Holdings USA Inc 3.50%, 06/07/2024	16,076
15,000	Service Properties Trust REIT 4.75%, 10/01/2026	13,200
	Simon Property Group LP REIT
10,000	2.65%, 07/15/2030	10,226
5,000	3.80%, 07/15/2050(f)	5,486
5,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	4,595

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	$ 15,188
20,000	Synchrony Financial 2.85%, 07/25/2022	20,455
20,000	Weyerhaeuser Co REIT 4.00%, 04/15/2030	23,323
		967,145
Industrial — 2.91%
10,000	Aviation Capital Group LLC(b) 5.50%, 12/15/2024	10,242
	Boeing Co
5,000	2.25%, 06/15/2026	4,834
5,000	2.95%, 02/01/2030	4,798
15,000	5.15%, 05/01/2030(f)	16,428
5,000	3.55%, 03/01/2038	4,627
10,000	3.85%, 11/01/2048	9,172
5,000	3.75%, 02/01/2050	4,515
15,000	5.81%, 05/01/2050	17,619
10,000	Builders FirstSource Inc(b) 6.75%, 06/01/2027	11,000
	Carrier Global Corp(b)
15,000	2.72%, 02/15/2030	15,853
10,000	3.58%, 04/05/2050	11,029
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	4,625
10,000	5.40%, 02/01/2027	9,104
5,000	FedEx Corp 5.25%, 05/15/2050	6,714
	General Electric Co(f)
5,000	3.63%, 05/01/2030	5,060
5,000	4.35%, 05/01/2050	5,184
	Huntington Ingalls Industries Inc(b)
5,000	3.84%, 05/01/2025	5,554
5,000	4.20%, 05/01/2030	5,866
10,000	Jabil Inc 3.00%, 01/15/2031	10,143
100,000	JELD-WEN Inc(b) 4.63%, 12/15/2025	101,000
5,000	Keysight Technologies Inc 3.00%, 10/30/2029	5,599
10,000	Spirit AeroSystems Inc(b) 7.50%, 04/15/2025	9,828
10,000	Standard Industries Inc(b) 4.38%, 07/15/2030	10,800
40,000	Textron Inc 3.00%, 06/01/2030	41,695
	TransDigm Inc(b)
5,000	8.00%, 12/15/2025	5,437
10,000	6.25%, 03/15/2026	10,550
5,000	Vulcan Materials Co 3.50%, 06/01/2030	5,669
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 5,000	WRKCo Inc 3.00%, 06/15/2033	$ 5,444
		358,389
Technology — 2.74%
10,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.88%, 01/15/2027	11,108
	Broadcom Inc(b)
5,000	4.25%, 04/15/2026	5,647
50,000	4.75%, 04/15/2029	58,283
5,000	5.00%, 04/15/2030	5,942
15,000	4.30%, 11/15/2032	17,208
10,000	CDW LLC / CDW Finance Corp 4.13%, 05/01/2025	10,572
5,000	Dell International LLC / EMC Corp(b)(f) 7.13%, 06/15/2024	5,191
100,000	International Business Machines Corp 2.85%, 05/13/2022	104,522
	Micron Technology Inc
5,000	5.33%, 02/06/2029	6,094
20,000	4.66%, 02/15/2030	24,050
	NXP BV / NXP Funding LLC / NXP USA Inc(b)
15,000	3.15%, 05/01/2027	16,332
10,000	3.40%, 05/01/2030	11,042
5,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	5,250
	Seagate HDD Cayman
23,000	4.88%, 06/01/2027	25,692
24,000	4.09%, 06/01/2029(b)	25,647
5,000	SS&C Technologies Inc(b) 5.50%, 09/30/2027	5,375
		337,955
Utilities — 1.19%
	AES Corp
5,000	5.13%, 09/01/2027	5,415
5,000	3.95%, 07/15/2030(b)	5,363
25,000	FirstEnergy Corp 3.40%, 03/01/2050	25,629
5,000	IPALCO Enterprises Inc(b) 4.25%, 05/01/2030	5,517
35,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	35,781
	NRG Energy Inc(b)
10,000	4.45%, 06/15/2029	10,900
5,000	5.25%, 06/15/2029	5,528
15,000	Pacific Gas & Electric Co 3.50%, 08/01/2050	15,059

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 35,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	$ 37,021
		146,213
TOTAL CORPORATE BONDS AND NOTES — 32.60% (Cost $3,605,436)		$4,016,920
CONVERTIBLE BONDS
Communications — 0.73%
80,000	DISH Network Corp 3.38%, 08/15/2026	73,651
15,000	Palo Alto Networks Inc(b) 0.38%, 06/01/2025	16,231
		89,882
Consumer, Non-Cyclical — 0.24%
	BioMarin Pharmaceutical Inc
20,000	0.60%, 08/01/2024(f)	24,116
5,000	1.25%, 05/15/2027(b)	5,800
		29,916
TOTAL CONVERTIBLE BONDS — 0.97% (Cost $118,722)		$119,798
FOREIGN GOVERNMENT BONDS AND NOTES
35,000	Inter-American Development Bank(f) 0.50%, 05/24/2023	35,266
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.29% (Cost $34,989)		$35,266
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.04%
24,977	BX Commercial Mortgage Trust(b)(c) Series 2020-BXLP Class C 1.29%, 12/15/2036 1-mo. LIBOR + 1.12%	24,697
50,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	55,758
20,000	Citigroup Commercial Mortgage Trust(b) Series 2019-PRM Class A 3.34%, 05/10/2036	21,264
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 25,000	One Bryant Park Trust(b) Series 2019-OBP Class A 2.52%, 09/15/2054	$ 26,927
		128,646
U.S. Government Agency — 22.52%
28,332	Federal Home Loan Mortage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	29,888
	Federal Home Loan Mortgage Corp
13,491	2.50%, 01/01/2029	14,411
90,876	3.00%, 09/01/2036	96,658
115,477	3.00%, 12/01/2046	122,559
78,016	4.00%, 05/01/2047	83,394
71,039	4.50%, 10/01/2047	76,757
86,084	4.00%, 02/01/2048	92,477
14,770	4.50%, 06/01/2048	15,888
19,601	4.00%, 10/01/2048	20,837
34,407	3.00%, 09/01/2049	36,435
37,751	3.50%, 09/01/2049	39,757
56,491	3.00%, 10/01/2049	59,821
31,090	3.00%, 11/01/2049	32,923
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K013 Class A2
96,594	3.97%, 01/25/2021(d)	97,782
	Series K026 Class A2
40,000	2.51%, 11/25/2022	41,631
	Series K027 Class A2
40,000	2.64%, 01/25/2023	41,850
	Series K069 Class A2
55,000	3.19%, 09/25/2027(d)	63,211
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	116,868
	Series K095 Class A1
29,428	2.63%, 11/25/2028	32,376
	Series K714 Class A2
40,138	3.03%, 10/25/2020(d)	40,137
	Series K730 Class A1
91,986	3.45%, 09/25/2024	96,240
	Federal National Mortgage Association
14,591	2.50%, 06/01/2030	15,545
42,477	3.00%, 06/01/2034	45,185
42,780	3.00%, 07/01/2034	45,682
24,704	3.00%, 10/01/2034	25,952
37,413	3.00%, 11/01/2034	39,382
84,784	3.50%, 12/01/2045	90,698
74,007	3.50%, 01/01/2046	79,041
99,602	3.50%, 02/01/2047	109,066
87,161	4.00%, 09/01/2047	93,102
40,555	3.50%, 01/01/2048	42,835
18,478	4.00%, 06/01/2048	19,646
34,203	3.00%, 09/01/2049	36,219

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 49,640	3.00%, 10/01/2049	$ 52,566
31,708	3.00%, 12/01/2049	33,577
119,309	3.00%, 01/01/2050	126,465
37,753	3.00%, 02/01/2050	39,979
47,811	2.50%, 03/01/2050	50,144
29,307	2.50%, 04/01/2050	30,754
49,473	2.50%, 05/01/2050	51,925
	Government National Mortgage Association
65,412	3.50%, 04/20/2047	69,606
42,336	4.00%, 04/20/2047	45,699
65,973	3.00%, 02/20/2048	69,849
90,315	3.50%, 02/20/2048	95,934
57,633	4.50%, 02/20/2048	62,241
	Uniform Mortgage-Backed Security(g)
60,000	2.00%, TBA	62,161
85,000	2.50%, TBA	89,210
		2,774,363
TOTAL MORTGAGE-BACKED SECURITIES — 23.56% (Cost $2,770,004)		$2,903,009
U.S. GOVERNMENT AGENCY BONDS AND NOTES
45,000	Federal Home Loan Bank 2.88%, 09/13/2024	49,559
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.40% (Cost $45,274)		$49,559
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
305,000	1.50%, 08/31/2021	309,480
500,000	1.50%, 09/30/2021	507,910
145,000	1.50%, 11/30/2021	147,634
100,000	1.50%, 08/15/2022	102,809
75,000	1.63%, 11/15/2022	77,569
55,000	1.63%, 12/15/2022	56,962
40,000	2.75%, 04/30/2023	42,875
95,000	1.75%, 05/15/2023	99,308
120,000	2.75%, 11/15/2023	130,247
50,000	2.50%, 01/31/2024	54,086
150,000	2.75%, 02/15/2024	163,781
150,000	2.75%, 02/28/2025	167,373
120,000	2.75%, 06/30/2025	134,813
50,000	2.88%, 07/31/2025	56,570
137,000	2.63%, 12/31/2025	154,425
115,000	1.88%, 07/31/2026	125,646
200,000	2.38%, 05/15/2027	226,797
125,000	2.38%, 05/15/2029	145,293
65,000	1.50%, 02/15/2030	70,936
145,000	3.50%, 02/15/2039(f)	210,443
120,000	3.00%, 11/15/2044	167,302
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 30,000	2.50%, 02/15/2045	$ 38,600
110,000	3.00%, 02/15/2048	157,236
35,000	3.13%, 05/15/2048	51,183
75,000	3.00%, 08/15/2048	107,648
35,000	2.38%, 11/15/2049	45,265
40,000	2.00%, 02/15/2050(f)	48,031
TOTAL U.S. TREASURY BONDS AND NOTES — 29.22% (Cost $3,277,953)		$3,600,222
Shares
COMMON STOCK
Communications — 0.17%
703	AT&T Inc	20,795
TOTAL COMMON STOCK — 0.17% (Cost $20,828)		$20,795
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.15%
206	Bunge Ltd 4.88%	19,097
Energy — 0.16%
396	El Paso Energy Capital Trust I 4.75%	19,380
Financial — 0.27%
13	Bank of America Corp 7.25%	19,487
10	Wells Fargo & Co 7.50%	13,518
		33,005
Utilities — 0.01%
37	NextEra Energy Inc 5.28%	1,793
TOTAL CONVERTIBLE PREFERRED STOCK — 0.59% (Cost $71,863)		$73,275

See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of July 31, 2020 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.21%
$149,000	U.S. Treasury Bills 0.12%, 08/13/2020	$ 148,994
Repurchase Agreements — 3.40%
320,149	Repurchase agreement (principal amount/value $320,174 with a maturity value of $320,176) with Citigroup Global Markets Inc, 0.07%, dated 7/31/20 to be repurchased at $320,149 on 8/3/20 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 8/6/20 - 2/15/50, with a value of $326,578.(h)	320,149
99,719	Undivided interest of 22.85% in a repurchase agreement (principal amount/value $436,498 with a maturity value of $436,501) with HSBC Securities (USA) Inc, 0.08%, dated 7/31/20 to be repurchased at $99,719 on 8/3/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 5.00%, 11/16/28 - 5/20/50, with a value of $445,228.(h)	99,719
		419,868
TOTAL SHORT TERM INVESTMENTS — 4.61% (Cost $568,862)		$568,862
TOTAL INVESTMENTS — 98.52% (Cost $11,256,720)		$12,140,862
OTHER ASSETS & LIABILITIES, NET — 1.48%		$181,880
TOTAL NET ASSETS — 100.00%		$12,322,742
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at July 31, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at July 31, 2020. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at July 31, 2020.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
See Notes to Schedule of Investments.

July 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

July 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of July 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

July 31, 2020

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$753,156	$—	$753,156
Corporate Bonds and Notes	—	4,016,920	—	4,016,920
Convertible Bonds	—	119,798	—	119,798
Foreign Government Bonds and Notes	—	35,266	—	35,266
Mortgage-Backed Securities	—	2,903,009	—	2,903,009
U.S. Government Agency Bonds and Notes	—	49,559	—	49,559
U.S. Treasury Bonds and Notes	—	3,600,222	—	3,600,222
Common Stock	20,795	—	—	20,795
Convertible Preferred Stock	38,867	34,408	—	73,275
Short Term Investments	—	568,862	—	568,862
Total Assets	$59,662	$12,081,200	$0	$12,140,862
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

July 31, 2020